PROPERTY, PLANT AND EQUIPMENT (Tables)	6 Months Ended
Jun. 30, 2019
Property, plant and equipment [abstract]
Disclosure of detailed information about property, plant and equipment

US$ MILLIONS	Utilities Assets	Transport Assets	Energy Assets	Data Infrastructure Assets	Total Assets
Gross Carrying Amount:
Balance at January 1, 2018	$3,471	$2,657	$2,629	$—	$8,757
Additions, net of disposals	441	77	140	4	662
Non-cash (disposals) additions	(19)	(4)	6	—	(17)
Acquisitions through business combinations(2)	394	—	2,111	440	2,945
Net foreign currency exchange differences	(267)	(245)	(205)	—	(717)
Balance at December 31, 2018	$4,020	$2,485	$4,681	$444	$11,630
Change in accounting policies(1)	21	356	197	633	1,207
Additions, net of disposals	204	60	185	3	452
Acquisitions through business combinations(2)	—	—	2,134	—	2,134
Non-cash (disposals) additions	(1)	6	13	(21)	(3)
Net foreign currency exchange differences	(7)	(15)	131	(1)	108
Balance at June 30, 2019	$4,237	$2,892	$7,341	$1,058	$15,528
Accumulated depreciation:
Balance at January 1, 2018	$(510)	$(687)	$(383)	$—	$(1,580)
Depreciation expense	(149)	(147)	(134)	—	(430)
Non-cash additions	(2)	—	(1)	—	(3)
Disposals	7	22	8	—	37
Net foreign currency exchange differences	41	68	18	—	127
Balance at December 31, 2018	$(613)	$(744)	$(492)	$—	$(1,849)
Depreciation expense	(86)	(90)	(164)	(47)	(387)
Disposals	4	—	—	—	4
Non-cash (additions) disposals	(1)	1	3	—	3
Net foreign currency exchange differences	2	6	(15)	—	(7)
Balance at June 30, 2019	$(694)	$(827)	$(668)	$(47)	$(2,236)
Accumulated fair value adjustments:
Balance at January 1, 2018	$1,258	$873	$629	$—	$2,760
Fair value adjustments	220	18	224	—	462
Net foreign currency exchange differences	(77)	(81)	(31)	—	(189)
Balance at December 31, 2018	$1,401	$810	$822	$—	$3,033
Net foreign currency exchange differences	2	(4)	14	—	12
Balance at June 30, 2019	$1,403	$806	$836	$—	$3,045
Net book value:
December 31, 2018	4,808	2,551	5,011	444	12,814
June 30, 2019(3)	$4,946	$2,871	$7,509	$1,011	$16,337

1.	Refer to Note 2 Summary of Accounting Policies.

2.	Refer to Note 5 Acquisition of Businesses.

3.
Includes right-of-use assets of $21 million in our utilities segment, $348 million in our transport segment, $245 million in our energy segment and $582 million in our data infrastructure segment. Current lease liabilities of $111 million has been included in accounts payable and other and non-current lease liabilities of $1,127 million have been included in other liabilities in the Consolidated Statement of Financial Position.